Business Combination	9 Months Ended
Sep. 30, 2021
Business Combination, Description [Abstract]
Business Combination
3. Business Combination
On September 9, 2021, the business combination between Blue Water Merger Sub and Old Clarus, was consummated, pursuant to the Merger Agreement dated April 27, 2021 (the “Business Combination”). Upon the closing of the Business Combination, Merger Sub merged with and into Old Clarus, with Old Clarus as the surviving company in the Merger and becoming a wholly-owned subsidiary of the Company. Upon the closing of the Business Combination, Blue Water changed its name to “Clarus Therapeutics Holdings, Inc.”
The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“GAAP”). Under this method of accounting, Blue Water is treated as the acquired company and Old Clarus is treated as the acquirer for financial statement reporting and accounting purposes. As a result, the historical operations of Old Clarus are deemed to be those of the Company. Therefore, the financial statements included in this report reflect (i) the historical operating results of Old Clarus prior to the Business Combination; (ii) the combined results of the Blue Water and Old Clarus following the Business Combination on September 9, 2021; (iii) the assets and liabilities of Old Clarus at their historical cost; and (iv) the Company’s equity structure for all periods presented. The recapitalization of the number of shares of common stock attributable to the Business Combination is reflected retroactively to the earliest period presented and will be utilized for calculating earnings per share in all prior periods presented. No step-up
basis of intangible assets or goodwill was recorded in the Business Combination consistent with the treatment of the transaction as a reverse recapitalization of Old Clarus.
The aggregate consideration issued or reserved for issuance to Old Clarus securityholders upon the closing of the Merger was 17,886,349 shares of Company common stock. The 17,886,349 shares includes an aggregate of 1,905,000 shares of common stock (which included the 405,000 shares of the Company’s common stock that were allocated to the senior secured noteholders pursuant to the share allocation agreement , as described in Note 7, of which 270,000 shares reallocated to the senior secured note holders from Old Clarus’s equity holders and 135,000 shares from the Blue Water founder that were transferred from the Sponsor), which were issued to the holders of Old Clarus’ senior secured notes in connection with the Merger Agreement and were in exchange for $18.6 million of aggregate principal amount of the senior secured notes and certain outstanding royalty rights. Within the aggregate shares issued to Old Clarus securityholders is also 2,549,939 shares of common stock at $10.00 per share, that were issued to Old Clarus equity holders for the private placement Additional Closing Shares, of which such noteholders provided gross proceeds of $25.0 million, from the date of Merger Agreement signature through Effective Time. Further, 4,901,564 shares of common stock were issued to the holders of the Series D Preferred Stock and 8,529,846 shares of common stock were issued to the holders of Old Clarus convertible notes that were issued and outstanding prior to the Effective Time.
In connection with the Business Combination, the Company incurred equity issuance costs and other costs considered direct and incremental to the transaction totaling $8.4 million, consisting of legal, accounting, and financial advisory and other professional fees. These amounts are reflected within additional paid in capital in the condensed consolidated balance sheet as of September 30, 2021.
Summary of Net Proceeds
The following table summarizes the elements of the net proceeds from the Business Combination as of September 30, 2021 (in thousands):

Cash – Blue Water Trust Account and cash (net of redemptions)	$25,394
Less: Equity issuance costs and other costs paid prior to September 30, 2021	(8,386)

Net Proceeds from the Business Combination	$17,008

Summary of Shares Issued
The following table summarizes the number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Blue Water shares outstanding prior to the Business Combination	3,839,468
Conversion of Old Clarus Series D Preferred Stock	4,901,564
Conversion of Old Clarus convertible notes	8,529,846
Conversion of additional capital provided by Old Clarus convertible note and senior note holders	2,549,939
Conversion of Senior Secured Note principal and royalty rights	1,905,000

Total shares of the Company’s common stock outstanding immediately following the Business Combination	21,725,817

The following table summarizes the impact of the transaction on the condensed consolidated statement of stockholder’s deficit as of September 9, 2021:

Additional Paid in Capital
Conversion of senior notes and royalty obligation carrying value	$28,254
Conversion of Old Clarus convertible notes carrying value	103,333
Assumption of private placement warrant liabilities	(14,075)

Total reverse recapitalization impact on statement of equity	$117,512